Share-Based Compensation (Table)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Compensation
Summary of options activity

		Weighted
		average	Weighted
		exercise	average
	Number of	price	contractual
	shares	per share	term (years)
Outstanding at December 31, 2020	1,756,279	$0.25	5.9
Granted	36,393	3.91	5.5
Exercised	—	—	—
Forfeited	78,979	—	—
Outstanding at December 31, 2021	1,713,693	0.33	5.2
Granted	481,500	2.27	9.6
Exercised	72,660	0.08	—
Forfeited	—	—	—
Outstanding at September 30, 2022	2,122,533	$0.77	5.8

		Weighted
		average	Weighted
		exercise	average
	Number of	price	contractual
	shares	per share	term (years)
Outstanding at December 31, 2019	—	—	—
Granted	1,756,279	$0.25	5.9
Exercised	—	—	—
Forfeited	—	—	—
Outstanding at December 31, 2020	1,756,279	$0.25	5.9
Granted	36,393	$3.91	5.5
Exercised	—	—	—
Forfeited	78,979	—	—
Outstanding at December 31, 2021	1,713,693	$0.33	5.2

Assumptions for estimating the fair value of options

	Nine months ended September 30,
	2021	2022
Risk-free interest rate	0.59%	1.38% - 2.79%
Expected term (in years)	6.0	3.5 - 6.0
Expected volatility	97.2%	93.2%
Expected dividend yield	—	—
Fair value per share of underlying stock	$3.91	$1.24 - $2.45

	Years ended December 31,
	2021	2020
Risk-free interest rate	0.59%	0.25% – 0.55%
Expected term (in years)	6.0	3.5 – 6.25
Expected volatility	97.20%	95.83% – 97.20%
Expected dividend yield	—%	—%
Fair value per share of underlying stock	$3.91	$0.08 – $3.91